15. Going Concern (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ 387,060	$ (26,890,210)	$ (7,293,745)
Net Cash Used in Operations	(1,053,901)	(3,767,470)
Working Capital Deficit	$ (31,787,382)	$ (32,749,407)